Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Financial Risk Management [Abstract]
Summary of Credit Risk

The maximum credit risk exposure is as follows:

	December 31, 2025		December 31, 2024
(In thousand Euros)	Non-current	Current	Non-current		Current
Customer sales and services	—	28,416	—	—	29,243
Other receivables	—	19	—	—	428
Loans to employees	180	—	180		—
Trade and other financial receivables	180	28,435	180		29,671
Loans granted to Joint Venture	—	—	—		—
Guarantee deposit	1,387	—	1,170		—
Non-current financial assets	1,387	—	1,170		—
Guarantee deposit	—	164	—		209
Financial investments	—	4,969	—		25,901
Other current financial assets	—	5,133	—		26,110
Total	1,567	33,568	1,350		55,781

Summary of Interest Rate Risk

Interest rate risk arises from possible losses due to changes in the fair value or the future cash flows of a financial instrument because of fluctuations in market interest rates.

(In thousand Euros)	Currency	December 31, 2025	December 31, 2024
Fixed rate Loan	EUR	15,996	16,799
Floating rate loan	EUR	148,670	181,670
Total		164,666	198,469
This analysis assumes that all other variables are held constant and considers the effect of interest rates.

	2025		2024		2023
(In thousand Euros)	Profit or loss		Profit or loss		Profit or loss
	100 bp increase	100 bp decrease	100 bp increase	100 bp decrease	100 bp increase	100 bp decrease
Floating rate loan	(1,965)	1,965	(2,027)	2,027	(1,951)	1,951

Summary of Sensitivity of a Reasonably Possible Strengthening (Weakening)

The following table shows the sensitivity of monetary assets and liabilities to a reasonably possible strengthening (weakening) of the Euro in each of the foreign currencies as of December 31. This analysis assumes that all other variables, particularly interest rates, remain constant and ignores any impact from anticipated sales and purchases. The Group’s exposure to foreign currency exchange for all other currencies is not significant.

	2025		2024		2023
	Profit or loss		Profit or loss		Profit or loss
(In thousand Euros)	Strengthening	Weakening	Strengthening	Weakening	Strengthening	Weakening
USD (10% movement)	(2,234)	2,730	(2,251)	2,752	(1,270)	1,552

Summary of Liquidity Risk	Details of working capital are as follows:

(In thousand Euros)	December 31, 2025	December 31, 2024
Current assets	97,423	158,367
Current liabilities	172,149	175,751
Total	(74,726)	(17,384)

Summary of Maturity Analysis for Derivative Financial Liabilities

Details of the maturities, by year, of the principal of the loans and borrowings at December 31, are as follows:

	December 31, 2025
(In Euros)	Capital	Interest	Total
2026	106,197	3,705	109,902
2027	30,524	2,369	32,893
2028	17,841	931	18,772
2029	3,457	138	3,595
2030	546	3	549
More than five years	2,397	4	2,401
Total	160,962	7,150	168,112

	December 31, 2024
(In Euros)	Capital	Interest	Total
2025	131,810	7,293	139,103
2026	28,504	5,458	33,962
2027	19,371	2,174	21,545
2028	13,020	794	13,814
2029	3,217	139	3,356
More than five years	2,547	7	2,554
Total	198,469	15,865	214,334